Income Tax Benefit - Summary of Tax Losses for Which No Deferred Tax Asset has been Recognised (Detail) - AUD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Australia [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses not recognised	$ 54,083	$ 61,471	$ 60,382
Capital losses not recognised	1,272	1,272	1,272
Other deferred tax assets not recognised	980	627	2,776
Tax losses for which no deferred tax asset has been recognised	56,335	63,370	64,430
Potential tax benefit of tax assets not recognised	15,492	17,427	17,718
United States of America [Member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax losses not recognised	771	846	955
Potential tax benefit of tax assets not recognised	$ 162	$ 178	$ 324